UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2007
                                               ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 ----------------------
     This Amendment (Check only one.):      [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Emigrant Bancorp, Inc.
                           -------------------------------
Address:                   5 East 42nd Street
                           -------------------------------
                           New York, New York 10017
                           -------------------------------

Form 13F File Number: 28-11281
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             John R. Hart
                  -------------------------------
Title:            Vice Chairman and Treasurer
                  -------------------------------
Phone:            212-850-4831
                  -------------------------------

Signature, Place, and Date of Signing:

/s/ John R, Hart              New York, New York        November 13, 2007
---------------------------   ----------------------    -----------------------
[Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         3
                                            --------------------------
Form 13F Information Table Entry Total:                   13
                                            ---------------------------
Form 13F Information Table Value Total:              257,198
                                            ---------------------------
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.               Form 13F File Number            Name
         1        28-11238                        New York Private Bank & Trust Corporation
----------        -----------------------         ---------------------------------------------

         2        28-11216                        Emigrant Bank
----------        -----------------------         ---------------------------------------------

         3        28-11294                        Emigrant Agency, Inc.
----------        -----------------------         ---------------------------------------------

FORM 13F INFORMATION TABLE

        9/30/2007
        COLUMN 1                           COLUMN 2            COLUMN 3     COLUMN 4              COLUMN 5        COLUMN 6
--------------------------------------------------------------------------------------------------------------------------------
       NAME OF ISSUER                   TITLE OF CLASS           CUSIP        VALUE       SHRS OR      SH/  PUT/  INVESTMENT
                                                                             (X$1000)     PRN AMT      PRN  CALL  DISCRETION
Central Bancorp Inc                         Common             152418109   $  1,076.81     46,818       SH          Defined
Dime Bancorp Inc                            Common             25429Q110   $     93.13    372,500       SH          Defined
Mechanical Technology Inc                   Common             583538103   $    196.08    172,000       SH          Defined
New York Community Bancorp Inc              Common             649445103   $ 17,958.44    942,700       SH          Defined
Wachovia Corp                               Common             929903102   $ 92,854.33  1,851,532       SH          Defined
--------------------------------------------------------------------------------------------------------------------------------
BankAtlantic Bancorp Inc                    Common             065908501   $  1,690.65    195,000       SH          Defined
Fifth Third Bancorp                         Common             316773100   $  4,997.30    147,500       SH          Defined
Mechanical Technology Inc                   Common             583538103   $     12.54     11,000       SH          Defined
Molecular Insight Pharmaceuticals Inc       Common             60852M104   $  2,716.00    400,000       SH          Defined
New York Times Inc                          Common             650111107   $132,392.00  6,700,000       SH          Defined
Wachovia Corp                               Common             929903102   $  3,183.62     63,482       SH          Defined
--------------------------------------------------------------------------------------------------------------------------------
Dime Bancorp Inc                            Common             25429Q110   $     12.50     50,000       SH          Defined
Lev Pharmaceuticals Inc                     Common             52730C101   $     14.88      9,600       SH          Defined


        9/30/2007
        COLUMN 1                          COLUMN 7             COLUMN 8
--------------------------------------------------------------------------------
       NAME OF ISSUER                      OTHER            VOTING AUTHORITY
                                          MANAGERS        SOLE  SHARED  NONE
Central Bancorp Inc                         1,2,3          X
Dime Bancorp Inc                            1,2,3          X
Mechanical Technology Inc                   1,2,3          X
New York Community Bancorp Inc              1,2,3          X
Wachovia Corp                               1,2,3          X
--------------------------------------------------------------------------------
BankAtlantic Bancorp Inc                        1          X
Fifth Third Bancorp                             1          X
Mechanical Technology Inc                       1          X
Molecular Insight Pharmaceuticals Inc           1          X
New York Times Inc                              1          X
Wachovia Corp                                   1          X
--------------------------------------------------------------------------------
Dime Bancorp Inc                              1,2          X
Lev Pharmaceuticals Inc                       1,2          X


Column 7 Other managers:

   1            28-11238               New York Private Bank & Trust Corporation
   2            28-11216               Emigrant Bank
   3            28-11294               Emigrant Agency, Inc.